Consolidated Statement of Comprehensive Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Statement of comprehensive income [abstract]
Profit for the year	₨ 108,662	$ 1,486	₨ 97,713	₨ 90,173
Items that will not be reclassified to profit or loss in subsequent periods
Remeasurements of the defined benefit plans, net	223	3	(1,050)	235
Net change in fair value of investment in equity instruments measured at fair value through OCI	1,216	17	724	(464)
Items that will not be reclassified to profit or loss in subsequent periods	1,439	20	(326)	(229)
Foreign currency translation differences
Translation difference relating to foreign operations	(656)	(9)	8,447	3,238
Net change in fair value of hedges of net investment in foreign operations				(287)
Reclassification of foreign currency translation differences to profit and loss on sale of hosted data center services, Workday business and Cornerstone OnDemand business				(4,210)
Other Items that may be reclassified to profit or loss in subsequent periods
Net change in time value of option contracts designated as cash flow hedges	52	1	(520)	463
Net change in intrinsic value of option contracts designated as cash flow hedges	958	13	(1,558)	811
Net change in fair value of forward contracts designated as cash flow hedges	3,035	41	(2,652)	1,255
Net change in fair value of investment in debt instruments measured at fair value through OCI	1,851	25	1,222	(18)
Items that may be reclassified to profit or loss in subsequent periods	5,240	71	4,939	1,252
Total other comprehensive income, net of taxes	6,679	91	4,613	1,023
Total comprehensive income for the year	115,341	1,577	102,326	91,196
Total comprehensive income attributable to:
Equity holders of the Company	114,678	1,568	101,673	90,945
Non-controlling interest	663	9	653	251
Total comprehensive income for the year	₨ 115,341	$ 1,577	₨ 102,326	₨ 91,196